Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	₨ 9,792	$ 129.9	₨ 10,538	₨ 8,346
Bank Deposits [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	2,902	38.5	2,542
Term Deposits [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	₨ 6,890	$ 91.4	₨ 7,996